Investment Strategy - National Security Emerging Markets Index ETF	Mar. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests at least 80% of its total assets in component securities of the Index. The Index consists of stocks listed on globally recognized stock exchanges that excludes companies benefiting end-users that, in the view of the Fund’s sponsor, National Security Index, LLC (the “Sponsor”), pose a threat to the national security interests of the United States.

The Index is a rules-based index. The eligible universe for the Index includes: (i) all constituent securities of the S-Network Emerging Markets Liquid 500 Index (comprised of the 500 largest emerging market stocks) plus (ii) constituent securities of the S-Network Developed International Equity 1000 Index from South Korea and Taiwan, each of which are exchange-listed securities. The Index is constituted by first excluding securities of companies from the eligible universe that fall into any of the following nine categories: (1) companies subject to a U.S. government sanctions program; (2) defense contractors or suppliers of U.S. Munitions List (a.k.a. military) items in a country of concern (i.e., China and Russia); (3) companies in a country of concern that provide Commerce Control List (a.k.a. dual-use) items to a military end-user, or that are involved in a military-civil fusion program; (4) companies that engage in state-sponsored influence operations targeted against the U.S. or its allies; (5) companies that are a strategic threat to U.S. interests; (6) companies that are a cybersecurity threat to the U.S. or its allies; (7) companies that are an espionage threat to the U.S. or its allies; (8) human rights violators; and (9) operators in disputed areas of the South China Sea or East China Sea. The Index is then weighted after securities of the companies in the aforementioned categories are eliminated according to free float-adjusted market capitalization.

Sector weights of the Index are set to match the sector weights of the S-Network Emerging Markets Liquid 500 Index. The Index has constituent companies from a variety of sectors such as financials, technology and consumer discretionary. From time to time, the Fund may invest a higher percentage of its assets in certain sectors as compared to other sectors depending on the sector weights of the S-Network Emerging Markets Liquid 500 Index.

The Index is reconstituted semiannually, in June and December, and rebalanced quarterly. As of November 30, 2025, the market capitalization of the Index was $9,656 billion. The Index’s capitalization range may change over time.

The Index is calculated and sponsored by VettaFi, LLC (the “Index Provider”), which is an organization that is independent of the Fund and the Adviser. The Index Provider was created in May 2022 as a collective of industry veterans and data scientists from ETF Trends, ETF Database, Alerian and S-Network Global Indexes. The Index Provider offers indexing and digital distribution solutions to asset managers. The Sponsor and Index Provider jointly developed the Index’s methodology and the Sponsor contributes certain data used in the Index’s methodology. The Index Provider determines the relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index Provider maintains the Index and is responsible for implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is calculated and published by the Index Provider.

The Fund employs a “passive” or indexing approach to try to track the performance of the Index. The Adviser generally uses a replication methodology, meaning it will invest in all of the securities, or representative depository receipts, comprising the Index in proportion to their respective weightings in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the underlying Index.